Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	197,738	183,605
Common stock, shares outstanding	197,544	183,430
Treasury stock common shares	194	175